CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
OPERATING ACTIVITIES
Net income (loss)	$ (19,179,693)	$ (1,950,081)
Adjustments to reconcile net income (loss) to net cash provided (used) by operating activities
Depreciation and amortization	250,346	481
Loss on termination of licensing agreement (in exchange for convertible debt)	0	770,000
Shares issued for non-employee services	3,540,000	0
Warrants issued for extinguishment of debt	3,408,559	0
Warrants issued for services	10,841,695	0
Increase (decrease) in:
Right of use asset/liability	1,251	9,728
Accounts payable	110,701	188,085
Accrued expenses	65,413	326,517
NET CASH USED IN OPERATING ACTIVITIES	(961,729)	(655,270)
FINANCING ACTIVITIES
Proceeds from notes payable	0	0
Repayment of notes payable	(250,000)	(122,405)
Cash paid for debt as part of merger/recapitalization	0	(298,061)
Shares issued for cash	1,266,000	2,907,500
Shares issued for cash for the conversion of warrants	107,500	0
Cash received for stock subscription	2,500	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,126,000	2,487,034
NET INCREASE IN CASH	164,272	1,831,764
CASH AT BEGINNING OF PERIOD	2,179,558	202,965
CASH AT END OF PERIOD	2,343,829	2,034,729
SUPPLEMENTAL DISCLOSURES
Interest paid	0	0
Taxes paid (refunded)	$ 0	$ 0